INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2022
Temporary difference unused tax losses and unused tax credits
Schedule of Income tax and social contribution

	12/31/2022	12/31/2021
Current assets
Current Income Tax	1,096,658	517,931
Current Social Contribution	391,246	329,655
IRPJ Negative Balance	192,149	538,490
Negative Balance Social Contribution on Net Income	69,172	101,701
	1,749,225	1,487,777

Current liabilities
Current Income Tax	—	35
Current Social Contribution	—	19,589
	—	19,624

14.2 - Deferred income and social contribution taxes

	12/31/2022	12/31/2021
Non-Current assets
Income Tax - IR	2,605,645	1,105,148
Social Contribution	935,517	395,839
	3,541,162	1,500,987

Non-current liabilities
Income Tax - IR	4,282,233	5,602,584
Social Contribution	2,012,114	1,642,153
	6,294,347	7,244,737

Schedule of deferred taxes	Composition of deferred income tax and social contributionConsolidated deferred tax asset of Furnas substantially composed of the MESA balance.
Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2023	—	192,589	(842,101)	36,902	(3,109)	(8,034)	(623,753)
2024	—	180,538	(898,755)	36,902	(3,109)	(8,033)	(692,457)
2025	—	109,743	(919,144)	8,037	(3,109)	(45,342)	(849,815)
2026	—	(27,666)	(919,144)	7,470	—	(57,735)	(997,075)
After 2027	(427,390)	1,008,174	1,414,050	(677,540)	—	(907,379)	409,915
	(427,390)	1,463,378	(2,165,094)	(588,229)	(9,327)	(1,026,523)	(2,753,185)

Schedule of Deferred Tax Assets on Unrecognized Temporary Differences

Deferred Tax Assets on Unrecognized Temporary Differences	12/31/2022
Provision for Disputes	9,588,690
Actuarial provision	244,336
ECL	1,605,189
Exchange rate variation loss	176,078
Others	436,450
12,050,743

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2022	12/31/2021

	IRPJ/CSLL
Earnings before Corporate Income Tax and Social Contribution	3,347,210	11,059,505

Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	(1,138,051)	(3,760,232)

Additions and exclusion effects:
Unrecognized/written of deferred taxes	(2,885,746)	(9,336,783)
Exchange variation	40,131	(136,397)
Equity Method Investments	805,724	722,018
Provisions	1,727,714	5,721,293
Financial Income - Contract Asset	272,872	689,880
Monetary update	(314,694)	48,435
Tax loss offset/Negative basis	—	13,525
Reversal of Tax Credits	(376,652)	(887,365)
Tax incentives	152,059	732,541
Donations	(20,617)	(17,830)
Hydrological Risk Renegotiation	395,666	1,317,411
Other additions and exclusions	645,981	(367,138)
Total Corporate Income Tax and Social Contribution expenses	(695,613)	(5,260,642)
Effective Rate	20.78%	48.03%

Schedule of Income tax and social contribution reported in other comprehensive income

	12/31/2022	12/31/2021
Adjust actuarial gains and losses	(15,068)	(359,964)
Remeasurement of the fair value of financial instruments through OCI	142,426	79,621
Total income tax and social contribution recognized in other comprehensive income	127,358	(280,343)

CGT Eletrosul
Temporary difference unused tax losses and unused tax credits
Schedule of deferred taxes

	12/31/2022	12/31/2021

Deferred tax assets
Operating Provisions	1,812,089	1,015,144
Tax Credit on Tax Losses and Negative Basis (a)	3,646,840	2,052,298
Tax Credits on Actuarial Losses	840,125	126,277
Provision for Disputes	2,032,381	1,850,554
(-) Estimated loss for doubtful accounts	625,897	1,075,818
Provisions for operating losses	474,198	380,619
Estimated losses on investments	166,027	234,400
IFRS 15 Adjustments	770,561	348,481
Impairment [1]	226,138	1,535,144
Others	421,652	329,811
Total Assets	11,015,908	8,948,546

Net Deferred tax liabilities
Contractual asset	9,770,896	10,104,705
IFRS 15 Adjustments	1,640,037	1,141,187
Renegotiation of hydrological risk	873,629	1,344,845
Debt charges	—	558,457
FVOCI Financial Instruments	427,390	569,816
Accelerated depreciation	293,257	273,826
Others	763,884	699,460
Total Liabilities	13,769,093	14,692,296

Net Deferred tax liabilities	2,753,185	5,743,750

¹ Impairment - Estimated loss due to assets being irrecoverable